The UBS Funds

Prospectus Supplement

The UBS Funds

UBS Asset Growth Fund

UBS Dynamic Alpha Fund

UBS Global Allocation Fund

Prospectus Supplement

January 12, 2016

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Asset Growth Fund, UBS Dynamic Alpha Fund, and UBS Global Allocation Fund series (each, a "Fund" and collectively, the "Funds") of The UBS Funds dated October 28, 2015, as supplemented, as follows:

Curt Custard no longer serves as a portfolio manager for the Funds. The remaining portfolio managers of each Fund have assumed Mr. Custard's portfolio management responsibilities for such Fund.

Therefore, all references to Mr. Custard in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-770

The UBS Funds

SAI Supplement

The UBS Funds

UBS Asset Growth Fund

UBS Dynamic Alpha Fund

UBS Global Allocation Fund

Supplement to the Statement of Additional Information

January 12, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the UBS Asset Growth Fund, UBS Dynamic Alpha Fund, and UBS Global Allocation Fund series (each, a "Fund," and collectively, the "Funds") of The UBS Funds dated October 28, 2015, as supplemented, as follows:

Curt Custard no longer serves as a portfolio manager for the Funds. The remaining portfolio managers of each Fund have assumed Mr. Custard's portfolio management responsibilities for such Fund.

Therefore, all references to Mr. Custard in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-768